Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Entity Central Index Key	0000723603
Entity Registrant Name	CULP, INC.
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31